Investment properties (Details 4) - ARS ($) $ in Thousands		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of detailed information about investment property [line items]
Total		$ 54,054,811	$ 35,916,882	$ 32,234,096
Cordoba Shopping [Member]
Disclosure of detailed information about investment property [line items]
Total	[1]	$ 1,112,547	$ 759,103

[1]	A portion of the Cordoba Shopping mall property is encumbered with an antichresis right as collateral for an advance rent received from NAI International II Inc. amounting to Ps. 9.6 million and Ps. 12.2 million, as of June 30, 2018 and 2017, respectively, (included in "Trade and other payables" in the statement of financial position).